Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005473
Average Annual Return [Line Items]
Average Annual Return, Percent	16.30%		12.59%		10.00%
Without Sales Load [Member] | C000005474
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%		12.30%		9.71%
Without Sales Load [Member] | C000005475
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%		12.03%		9.44%
Without Sales Load [Member] | C000159685
Average Annual Return [Line Items]
Average Annual Return, Percent	16.49%		12.75%	11.23%
Without Sales Load [Member] | C000219316
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	23.85%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	22.33%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%		8.59%		8.10%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%		8.59%		8.10%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%		8.59%		8.10%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%		8.59%	9.17%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%	19.39%